Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party balances and transactions
Note 11 – Related party balances and transactions

Related party balances

Account Receivable – related parties

Name of Related Party	Relationship	As of December 31, 2023	As of December 31, 2022

FDT (Qingdao) Intellectual Technology Co., Ltd	Common control under major shareholder	$19,372	$67,031
Tungray (Kunshan) Industrial Automation Co., Ltd	Common control under major shareholder	202,679	7,626
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	Common control under major shareholder	52,889	30,086
Kunshan Tungray Intelligent Technology Co., Ltd.	Common control under major shareholder	44,649	-
Total		$319,589	$104,743

Account payable, related parties

Name of Related Party	Relationship	As of December 31, 2023	As of December 31, 2022

FDT (Qingdao) Intellectual Technology Co., Ltd.	Common control under CEO	$365,665	$-
Qingdao Tungray Technology Development Co., Ltd.	Common control under major shareholder	26,061	-
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	Common control under major shareholder	32,395	33,347
Shanghai Tongrui Investment Management Co., Ltd.	Common control under major shareholder	54,661	56,267
Hefei CAS Dihuge Automation Co., Ltd.	10.27% ownership interest investee	20,141	20,733
Total		$498,923	$110,347

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2023	As of December 31, 2022

Hui Tang	Senior management of Qingdao Tungray Intelligent	Employee advances	$-	$13,348
Qingdao Tungray Biology Technology Co., Ltd.	Common control under major shareholder	Advances	23,816	-
FDT (Qingdao) Intellectual Technology Co., Ltd	Common control under major shareholder	Advances	-	3,345
Tungmoon Investment	Common control under major shareholder	Advances	-	7,134
Total			$23,816	$23,827

Other payable– related parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, dividend payables and related accrued interest payable on the advances. These balances are unsecured and non-interest bearing. Current payables are due on demand.

Name of Related Party	Relationship	As of December 31, 2023	As of December 31, 2022

Tungray (Kunshan) Industrial Automation Co., Ltd.	Common control under major shareholder	$41,853	$-
Shanghai Tongrui Investment Management Co., Ltd	Common control under major shareholder	-	1,160
Jingan Tang	Senior Manager of Tungray Industrial	277,607	691,792
Liling Du	CFO of Tungray Singapore	38,216	96,475
Gang Wang	Shareholder of Tungray Singapore and Tung Resource	54,005	188,525
Demin Han	General Manager	156,455	538,014
Lei Yao	Chief Technology Officer	2,893	-
Mingxing Gao	General Manager	99,837	349,566
Total		$670,866	$1,865,532

Prepayment-related parties

Name of Related Party	Relationship	Nature	As of December 31, 2023	As of December 31, 2022

Qingdao Tungray Technology Development Co., Ltd.	Common control under major shareholder	Purchase prepayment	$55,000	$48,115
Tungray (Kunshan) Industrial Automation Co., Ltd.	Common control under major shareholder	Purchase prepayment	993,745	-
Total			$1,048,745	$48,115
Operating lease liabilities- related parties

The Company entered into three lease agreements as a lessee under which it leased three operation buildings for 5-7 years from two related parties. The Company accounts for the leases
in accordance with ASC 842. The Company’s underlying building properties were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related parties (see Note 1
5
).

Name of Related Party	Relationship	As of December 31, 2023	As of December 31, 2022

Tungray (Qingdao) Technology Development Co., Ltd	Common control under major shareholder	$244,112	$206,789
Jingan Tang	Senior Manager of Tungray Industrial	218,432	356,390
Total		462,544	563,179
Current portion of operating lease liabilities - related parties		(123,094)	(73,166)
Noncurrent portion of operating lease liabilities - related parties		$339,450	$490,013

Related party transactions

Revenue from related parties

			For the Years Ended December 31,
Name of Related Party	Relationship	Nature	2023	2022	2021

Tungray (Kunshan) Industrial Automation Co., Ltd.	Common control under major shareholder	Sales of products	$231,209	$-	$-
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Common control under major shareholder	Sales of products	26,245	-	-
FDT (Qingdao) Intellectual Technology Co., Ltd.	Common control under major shareholder	Sales of products	4,602	66,096	147,531
Kunshan Tungray Intelligent Technology Co., Ltd.	Common control under major shareholder	Sales of products	57,490	-	-
Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd	Common control under major shareholder	Sales of products	-	1,093	-
Total			$319,546	$67,189	$147,531

Purchase from related parties

			For the Years Ended December 31,
Name of Related Party	Relationship	Nature	2023	2022	2021
FDT (Qingdao) Intellectual Technology Co., Ltd.	Common control under major shareholder	Products and services purchase	$961,525	$41,566	$-

Non-operating income- related parties

			For the Years Ended December 31,
Name of Related Party	Relationship	Nature	2023	2022	2021
Qingdao Tungray Biology Technology Co., Ltd	Common control under major shareholder	Lease	$19,126	$25,129	$26,212

Rental expenses- related parties

			For the Years Ended December 31,
Name of Related Party	Relationship	Nature	2023	2022	2021
Qingdao Tungray Technology Development Co., Ltd	Common control under major shareholder	Lease	$66,476	$51,219	$47,438
Jingan Tang	Senior Manager of Tungray Industrial	Lease	72 ,411	63,841	66,595
Total			$138,887	$115,060	$114,033